As filed with the Securities and Exchange Commission on May 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2015 (Unaudited)

		Shares	Market Value
Common Stocks - 79.7%			$5,004,239
(Cost $4,501,605)

ACCOMMODATION AND FOOD SERVICES - 2.0%			128,330
ISLE	ISLE OF CAPRI CASINOS, INC.*	8,000	112,400
SAFM	SANDERSON FARMS, INC.	200	15,930

ADMINISTRATIVE AND SUPPORT -2.2%			136,872
AKAM	AKAMAI TECHNOLOGIES, INC.*	400	28,418
FEYE	FIREEYE, INC.*	1,400	54,950
WNS	WNS HOLDINGS, LTD. - ADR*	2,200	53,504

CONSTRUCTION - 0.2%			14,900
XIN	XINYUAN REAL ESTATE CO., LTD. - ADR	5,000	14,900

FINANCE AND INSURANCE - 4.5%			279,598
GNW	GENWORTH FINANCIAL, INC.*	9,000	65,790
IBN	ICICI BANK, LTD. - ADR	3,200	33,152
INTL	INTL. FCSTONE, INC.*	800	23,784
MET	METLIFE, INC.	1,200	60,660
PFG	PRINCIPAL FINANCIAL GROUP, INC.	400	20,548
TMK	TORCHMARK CORP.	200	10,984
UIHC	UNITED INSURANCE HOLDINGS CORP.	600	13,500
UVE	UNIVERSAL INSURANCE HOLDINGS, INC.	2,000	51,180

HEALTH CARE AND SOCIAL ASSISTANCE - 1.9%			120,874
KERX	KERYX BIOPHARMACEUTICALS, INC.*	5,800	73,834
PSTI	PLURISTEM THERAPEUTICS, INC.*	16,800	47,040

INFORMATION - 7.1%			445,280
BBRY	BLACKBERRY, LTD.*	12,200	108,946
EA	ELECTRONIC ARTS, INC.*	400	23,526
GTT	GTT COMMUNICATIONS, INC.*	3,200	60,416
HPQ	HEWLETT-PACKARD CO.	800	24,928
NSR	NEUSTAR, INC. - CLASS A*	2,400	59,088
NVDA	NVIDIA CORP.	2,000	41,850
P	PANDORA MEDIA, INC.*	2,800	45,388
RHT	RED HAT, INC.*	200	15,150
SQI	SCIQUEST, INC.*	200	3,386
STRZA	STARZ - CLASS A*	600	20,646
DIS	THE WALT DISNEY CO.	400	41,956

MANUFACTURING - 30.5%			1,916,388
AAPL	APPLE, INC.	600	74,658
CSIQ	CANADIAN SOLAR, INC.*	800	26,712
CELG	CELGENE CORP.*	400	46,112
CEMP	CEMPRA, INC.*	1,600	54,896
XNY	CHINA XINIYA FASHION LTD - ADR*	1,800	3,636
CRUS	CIRRUS LOGIC, INC.*	1,200	39,912
CMC	COMMERCIAL METALS CO.	600	9,714
CVRR	CVR REFINING, L.P.	3,000	62,220
CYAN	CYANOTECH CORP.*	6,400	53,888
DPRX	DIPEXIUM PHARMACEUTICALS, INC.*	2,800	38,192
ENPH	ENPHASE ENERGY, INC.*	1,000	13,190
FSLR	FIRST SOLAR, INC.*	400	23,916
FEIM	FREQUENCY ELECTRONICS, INC.*	3,600	50,220
GILD	GILEAD SCIENCES, INC.*	600	58,878
HALO	HALOZYME THERAPEUTICS, INC.*	26,200	374,136
ITT	ITT CORP.	1,200	47,892
IXYS	IXYS CORP.	4,200	51,744
JKS	JINKOSOLAR HOLDING CO. LTD. - ADR*	1,000	25,640
KE	KIMBALL ELECTRONICS, INC.*	800	11,312
KMG	KMG CHEMICALS, INC.	2,200	58,806
LRCX	LAM RESEARCH CORP.	400	28,094
LSCC	LATTICE SEMICONDUCTOR CORP.*	4,400	27,896
LXU	LSB INDUSTRIES, INC.*	1,600	66,128
MNK	MALLINCKRODT PLC*	738	93,467
MNKD	MANNKIND CORP.*	17,400	90,480
NR	NEWPARK RESOURCES, INC.*	1,800	16,398
NXPI	NXP SEMICONDUCTORS NV*	400	40,144
PEIX	PACIFIC ETHANOL, INC.*	1,800	19,422
PRTK	PARATEK PHARMACEUTICALS, INC.	1,600	50,016
PERY	PERRY ELLIS INTERNATIONAL, INC.*	1,000	23,160
QRVO	QORVO, INC.*	537	42,799
RDHL	REDHILL BIOPHARMA LTD - ADR*	4,400	63,976
SOL	RENESOLA, LTD. - ADR*	1,800	2,646
RNF	RENTECH NITROGEN PARTNERS LP	200	3,012
SRPT	SAREPTA THERAPEUTICS, INC.*	600	7,968
SWKS	SKYWORKS SOLUTIONS, INC.	400	39,316
TTM	TATA MOTORS, LTD. - ADR	1,000	45,060
TTPH	TETRAPHASE PHARMACEUTICALS, INC.*	1,200	43,968
TCON	TRACON PHARMACEUTICALS, INC.*	1,200	16,848
TSL	TRINA SOLAR LTD. - ADR*	1,200	14,508
TSN	TYSON FOODS, INC. - CLASS A	400	15,320
X	UNITED STATES STEEL CORP.	600	14,640
VLO	VALERO ENERGY CORP.	400	25,448

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 7.5%			473,167
ALJ	ALON USA ENERGY, INC.	6,600	109,362
ANR	ALPHA NATURAL RESOURCES, INC.*	8,000	7,999
ACI	ARCH COAL, INC.	2,400	2,400
CCLP	CSI COMPRESSCO LP	3,000	57,720
EGO	ELDORADO GOLD CORP.	8,400	38,556
MPC	MARATHON PETROLEUM CORP.	200	20,478
PGN	PARAGON OFFSHORE PLC	4,600	5,980
PBR	PETROLEO BRASILEIRO S.A. - ADR	8,000	48,080
SLW	SILVER WHEATON CORP.	9,600	182,592

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 12.0%			749,786
AKAO	ACHAOGEN, INC.*	4,800	46,848
AFFX	AFFYMETRIX, INC.*	4,000	50,240
BLUE	BLUEBIRD BIO, INC.*	1,600	193,232
CBM	CAMBREX CORP.*	1,600	63,408
EXAS	EXACT SCIENCES CORP.*	400	8,808
GY	GENCORP, INC.*	4,000	92,760
G	GENPACT, LTD.*	600	13,950
LMNX	LUMINEX CORP.*	2,200	35,200
NVAX	NOVAVAX, INC.*	25,000	206,750
SALE	RETAILMENOT, INC.*	1,000	18,010
SWI	SOLARWINDS, INC.*	200	10,248
SLH	SOLERA HOLDINGS, INC.	200	10,332

RETAIL TRADE - 3.8%			238,772
BSET	BASSETT FURNITURE INDUSTRIES, INC.	800	22,816
CENT	CENTRAL GARDEN AND PET CO.*	3,600	35,532
DANG	E-COMMERCE CHINA DANGDANG, INC. - ADR*	4,200	40,110
EVLV	EVINE LIVE, INC.*	8,000	53,680
NGVC	NATURAL GROCERS BY VITAMIN COTTAGE, INC.*	400	11,044
OSTK	OVERSTOCK.COM, INC.*	2,400	58,128
SFM	SPROUTS FARMERS MARKET, INC.*	200	7,046
WFM	WHOLE FOODS MARKET, INC.	200	10,416

TRANSPORTATION AND WAREHOUSING - 7.7%			483,168
ALK	ALASKA AIR GROUP, INC.	200	13,236
AAL	AMERICAN AIRLINES GROUP, INC.	8,400	443,352
LUV	SOUTHWEST AIRLINES CO.	600	26,580

WHOLESALE TRADE - 0.3%			17,104
HLF	HERBALIFE LTD*	400	17,104

PARTNERSHIPS & TRUST - 1.0%			65,268
(Cost $65,549)

FINANCE AND INSURANCE - 0.1%			7,536
MITT	AG MORTGAGE INVESTMENT TRUST, INC.	400	7,536

REAL ESTATE AND RENTAL AND LEASING - 0.9%			57,732
CMO	CAPSTEAD MORTGAGE CORP.	1,600	18,832
CXP	COLUMBIA PROPERTY TRUST, INC.	800	21,616
HCP	HCP, INC.	400	17,284

INVESTMENT COMPANIES - 4.3%			269,876
(Cost $283,976)
SCIN	EGSHARES INDIA SMALL CAP ETF	1,400	24,570
IFN	INDIA FUND, INC. (THE)	1,600	45,248
BRF	MARKET VECTORS BRAZIL SMALL-CAP	3,000	48,840
DBC	POWERSHARES DB COMMODITY INDEX TRACKING FUND*	1,800	30,726
DBA	POWERSHARES DB AGRICULTURE FUND*	1,200	26,568
PHYS	SPROTT PHYSICAL GOLD TRUST*	2,200	21,516
HQL	TEKLA LIFE SCIENCES INVESTORS	1,800	49,608
EPI	WISDOMTREE INDIA EARNINGS FUND	1,000	22,800

Money Market Funds - 15.2%			952,977
(Cost $952,977)
DFDXX	DAILY INCOME FUND - MONEY MARKET PORTFOLIO, 0.01% ^	952,977	952,977

TOTAL INVESTMENT SECURITIES - 100.2%			6,292,360
(Cost $5,804,107)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)			(16,134)

NET ASSETS - 100.0%			$6,276,226

ADR	American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of March 31, 2015

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments		5,804,107
Gross unrealized appreciation		788,528
Gross unrealized depreciation		(300,275)
Net unrealized appreciation		$488,253

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value  and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels listed below.

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the to access.

• Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available;

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$5,004,239	$-	$-	$5,004,239

PARTNERSHIPS & TRUSTS^	65,268	-	-	$65,268

INVESTMENT COMPANIES^	269,876	-	-	$269,876

SHORT-TERM INVESTMENT	952,977	-	-	$952,977

TOTAL INVESTMENT SECURITIES	$6,292,360	$-	$-	$6,292,360

^ See Portfolio of Investments for industry sector breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By /s/ Kendrick W. Kam,
      Kendrick W. Kam, President & Treasurer

Date  May 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kendrick W. Kam,
      Kendrick W. Kam, President & Treasurer

Date  May 12, 2015